NET INCOME (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net income (loss) per share:
13. NET INCOME (LOSS) PER SHARE

13. NET INCOME (LOSS) PER SHARE

Net income (loss) per share represents the net earnings/loss attributable to shareholders divided by the weighted average number of shares outstanding during the period on an as converted basis.

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
(in thousands except per share amounts)	2021	2020	2021	2020
Net income (loss)	$731	$(8,757)	$(5,988)	$(16,631)

Net income (loss) per share:
Basic	$0.01	$(0.26)	$(0.10)	$(0.50)
Diluted	$0.00	$(0.26)	$(0.10)	$(0.50)
Weighted average shares outstanding:
Basic	71,021	33,307	61,956	33,025
Diluted	201,278	33,307	61,956	33,025

Weighted average potentially diluted shares (1):
Basic shares	71,021	33,307	61,956	33,025
Options	2,908	-	-	-
Warrants	60,767	-	-	-
Convertible debentures	64,796	-	-	-
Restricted stock units	1,786	-	-	-
Total weighted average potentially diluted shares:	201,278	33,307	61,956	33,025

(1) For the above net loss periods, the inclusion of options, warrants, convertible debentures and restricted stock units in the calculation of diluted earnings per share would be anti-dilutive, and accordingly, were excluded from the diluted loss per share calculation.

17. EARNINGS/(LOSS) PER SHARE

Net earnings/(loss) per share represents the net earnings/loss attributable to shareholders divided by the weighted average number of shares outstanding during the period on an as converted basis.

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

Years Ended December 31,
(in thousands except per share amounts)	2020	2019
Net earnings/(loss)	$(21,910)	$(49,934)

Basic
Weighted average subordinate voting shares(1)	33,940	31,379
Basic earnings (loss) per share	$(0.65)	$(1.59)

Diluted
Weighted average subordinate voting shares(1)	33,940	31,379
Effects of Potential Dilutive Shares
Options	-	-
Warrants	-	-
Restricted stock units	-	-
Diluted weighted average subordinate voting shares	33,940	31,379
Diluted earnings (loss) per share	$(0.65)	$(1.59)

_____________

(1) On an as converted basis.

As the Company is in a loss position for the years ended December 31, 2020 and 2019, the inclusion of options, warrants, convertible debentures and restricted stock units in the calculation of diluted earnings per share would be anti-dilutive, and accordingly, were excluded from the diluted loss per share calculation.